Premium Income and Premiums Paid to Reinsurers - Summary of Premium Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	€ 22,826	€ 23,453	€ 22,925
Life insurance general account [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	19,952	20,400	19,583
Non-life insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	2,874	3,053	3,342
accident and health insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	2,511	2,609	2,703
General insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	€ 363	€ 444	€ 640